Liabilities with customers (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deposits from customers [abstract]
Demand deposits	R$ 11,566,826	R$ 9,932,809
Time deposits	10,517,060	6,922,061
Savings deposits	1,307,055	1,230,039
Creditors by resources to release	251,863	248,634
Total liabilities with customers	R$ 23,642,804	R$ 18,333,543